Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Master Trust Assets measured at fair value on a recurring basis as of December 31, 2025 are as follows:

	Assets Measured at Fair Value at December 31, 2025
	Total	Level 1
Investments at Fair Value:
Mutual Funds	$208,809,414	$208,809,414
Adient Ordinary Shares	18,307,947	18,307,947
Other Common Stock	29,040,553	29,040,553
Interest Bearing Cash	677,660	677,660
Total investments at fair value	$256,835,574	$256,835,574

Investments Measured at NAV:
Common/Collective Trust Funds	862,262,829
Total Investments at NAV	862,262,829

Total Master Trust Investments at Fair Value	$1,119,098,403
Master Trust Assets measured at fair value on a recurring basis as of December 31, 2024 are as follows:

	Assets Measured at Fair Value at December 31, 2024
	Total	Level 1	Level 2
Investments at Fair Value:
Mutual Funds	$190,799,741	$190,799,741	$—
Adient Ordinary Shares	16,442,846	16,442,846	—
Other Common Stock	29,665,476	29,665,476	—
Interest Bearing Cash	839,415	—	839,415
Total investments at fair value	$237,747,478	$236,908,063	$839,415

Investments Measured at NAV:
Common/Collective Trust Funds	756,661,720
Total Investments at NAV	756,661,720

Total Master Trust Investments at Fair Value	$994,409,198